Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,444,519)	$ (3,338,473)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of plant and equipment	6,754	3,952
Amortization of intangible assets	10,203	10,168
Non-cash lease expense	27,535	32,931
Non-cash marketing expenses		66,867
Share-based compensation		239,430
Share of loss from equity investment	131,484
Change in operating assets and liabilities
Accounts receivable	497,507	436,258
Deposits, prepayments and other receivables	1,861,053	1,902,870
Inventories		(4,843)
Receipt in advance	286,661	17,445
Accounts payable	(297,470)	(374,338)
Accruals and other payables	(207,386)	5,582
Operating lease liabilities	(27,535)	(32,931)
Net cash used in operating activities	(2,155,713)	(1,035,082)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment		(1,729)
Purchase of long-term investments		(99,902)
Net cash used in investing activities		(101,631)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from public offerings	9,176,098
(Repayments of) proceeds from other borrowings	(321,936)	320,242
Advances from related parties	256,857	225,768
Repayments to related parties	(63,716)	(174,755)
Net cash provided by financing activities	9,047,303	371,255
Net change in cash and cash equivalents	6,891,590	(765,458)
Effect of foreign currency translation	(265,061)	(181,752)
Cash and cash equivalents, beginning of period	775,246	1,500,148
Cash and cash equivalents, end of period	7,401,775	552,938
Supplemental cash flow information:
Interest income received	3,006	3,895
Interest paid	106,142	131,271
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to acquire equity-method investment	$ 1,845,000